Significant related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Related Party

	2024	2023	2022
	S$	S$	S$

Sales to a shareholder	18,886	77,229	134,751
Management fee paid to a shareholder	-	(3,500)	(45,500)
Interest expenses charged by a shareholder	(1,445)	-	-
Purchases from a shareholder	-	-	(135,000)